Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$676,541.67

Principal:
Principal Collections	$8,979,512.86
Prepayments in Full	$3,802,059.62
Liquidation Proceeds	$180,713.26
Recoveries	$50,391.03
Sub Total	$13,012,676.77
Collections	$13,689,218.44

Purchase Amounts:
Purchase Amounts Related to Principal	$306,988.43
Purchase Amounts Related to Interest	$1,676.91
Sub Total	$308,665.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,997,883.78

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,997,883.78
Servicing Fee	$161,213.24	$161,213.24	$0.00	$0.00	$13,836,670.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,836,670.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,836,670.54
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,836,670.54
Interest - Class A-4 Notes	$63,007.58	$63,007.58	$0.00	$0.00	$13,773,662.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,773,662.96
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$13,735,837.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,735,837.54
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$13,706,019.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,706,019.54
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$13,665,239.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,665,239.04
Regular Principal Payment	$12,975,290.10	$12,975,290.10	$0.00	$0.00	$689,948.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$689,948.94
Residual Released to Depositor	$0.00	$689,948.94	$0.00	$0.00	$0.00
Total		$13,997,883.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,975,290.10
Total					$12,975,290.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,975,290.10	$121.43	$63,007.58	$0.59	$13,038,297.68	$122.02
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$12,975,290.10	$9.67	$171,431.50	$0.13	$13,146,721.60	$9.80

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$96,934,741.41	0.9072039	$83,959,451.31	0.7857693
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$189,024,741.41	0.1408488	$176,049,451.31	0.1311805

Pool Information
Weighted Average APR	4.293%	4.300%
Weighted Average Remaining Term	24.00	23.18
Number of Receivables Outstanding	20,027	19,321
Pool Balance	$193,455,883.80	$180,079,679.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$189,024,741.41	$176,049,451.31
Pool Factor	0.1429400	0.1330566

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$4,030,228.46
Targeted Overcollateralization Amount	$4,030,228.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,030,228.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$106,929.86
(Recoveries)		85	$50,391.03
Net Loss for Current Collection Period			$56,538.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3507%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2238%
Second Preceding Collection Period			0.7713%
Preceding Collection Period			0.0585%
Current Collection Period			0.3633%
Four Month Average (Current and Preceding Three Collection Periods)			0.3542%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,358	$8,482,592.45
(Cumulative Recoveries)			$1,380,470.23
Cumulative Net Loss for All Collection Periods			$7,102,122.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5248%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,946.44
Average Net Loss for Receivables that have experienced a Realized Loss			$1,629.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.46%	329	$4,426,468.39
61-90 Days Delinquent	0.23%	35	$409,202.44
91-120 Days Delinquent	0.02%	3	$34,140.09
Over 120 Days Delinquent	0.40%	47	$724,183.94
Total Delinquent Receivables	3.11%	414	$5,593,994.86

Repossession Inventory:
Repossessed in the Current Collection Period		8	$125,508.72
Total Repossessed Inventory		12	$230,396.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4367%
Preceding Collection Period			0.3995%
Current Collection Period			0.4399%
Three Month Average			0.4254%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer